VegTech Plant-based Innovation & Climate ETF
Schedule of Investments - January 31, 2022 (Unaudited)

Shares			Value
	COMMON STOCKS	99.4%
	Agricultural Chemicals	1.2%
11,913	Desert Control AS (b) (c)		$42,460
	Agricultural Operations	8.8%
19,679	AppHarvest, Inc. (b)		58,840
4,763	Limoneira Co.		70,778
13,750	Local Bounti Corp. (b)		64,900
12,474	Village Farms International, Inc. (b) (c)		64,740
5,500	Yukiguni Maitake Co. Ltd. (c)		55,679
			314,937
	Auto-Cars/Light Trucks	4.5%
7,579	Fisker, Inc. (b)		89,508
77	Tesla, Inc. (b)		72,128
			161,636
	Beverages-Non-alcoholic	23.4%
4,477	Celsius Holdings, Inc. (b)		213,687
836	GURU Organic Energy Corp. (b) (c)		8,484
3,245	National Beverage Corp. (b)		144,954
25,014	Oatly Group AB - ADR (b)		177,850
3,817	VEG of Lund AB (b) (c)		7,778
12,001	Vita Coco Co., Inc. (b)		130,931
44,000	Vitasoy International Holdings Ltd. (c)		85,776
9,229	Zevia PBC (b)		73,832
			843,292
	Beverages-Wine/Spirits	5.7%
2,706	MGP Ingredients, Inc.		204,736
	Brewery	3.9%
2,200	Anheuser-Busch InBev SA/NV - ADR		138,754
	Chemicals-Specialty	13.9%
45,595	Amyris, Inc. (b)		207,913
44	Givaudan SA (c)		181,290
1,331	Sensient Technologies Corp.		112,789
			501,992
	Cosmetics & Toiletries	5.1%
6,149	elf Beauty, Inc. (b)		181,764
	Food-Meat Products	1.4%
7,095	Meatech 3D Ltd. - ADR (b)		36,823
22,000	Very Good Food Co., Inc. (b) (c)		13,153
			49,976

	Food-Misc/Diversified	11.7%
3,212	Beyond Meat, Inc. (b)		209,198
16,797	Burcon NutraScience Corp. (b) (c)		17,178
1,925	Ingredion, Inc.		182,298
11,000	Planting Hope Co., Inc. (b) (c)		9,000
44	Veganz Group AG (b) (c)		4,038
			421,712
	Food-Retail	0.7%
3,322	Laird Superfood, Inc. (b)		26,476
	Food-Wholesale Distribution	1.8%
4,609	Mission Produce, Inc. (b)		65,770
	Investment Companies	0.8%
88,440	Agronomics Ltd. (b) (c)		21,410
11,000	Eat Well Investment Group, Inc. (b) (c)		6,144
			27,554
	Machinery-Farm	2.3%
4,180	Hydrofarm Holdings Group, Inc. (b)		81,970
	Medical Labs & Testing Services	5.4%
32,395	Ginkgo Bioworks Holdings, Inc. (b)		193,722
	Retail-Gardening Products	2.6%
11,187	GrowGeneration Corp. (b)		94,418
	Retail-Perfume & Cosmetics	4.7%
7,788	Olaplex Holdings, Inc. (b)		170,090
	Specified Purpose Acquisition	0.8%
2,992	Natural Order Acquisition Corp. (b)		29,172
	Vitamins & Nutritional Products	0.7%
18,260	Else Nutrition Holdings, Inc. (b) (c)		21,978
2,948	Yumy Candy Co., Inc. (b) (c)		3,919
			25,897
	Total Common Stocks (cost $3,853,211)		3,576,328

	MONEY MARKET FUND	0.7%
26,270	First American Government Obligations Fund, Class X, 0.03% (a)		26,270
	Total Money Market Fund (cost $26,270)		26,270

	Total Investments (cost $3,879,481)	100.1%	3,602,598
	Liabilities less Other Assets	(0.1)%	(2,990)
	TOTAL NET ASSETS	100.0%	$3,599,608

(a)	Rate shown is the 7-day annualized yield as of January 31, 2022.
(b)	Non-income producing security.
(c)	U.S. traded securitiy of a foreign issuer.
ADR - American Depository Receipt

VegTech Plant-based Innovation & Climate ETF
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$544,452	$-	$-	$544,452
Consumer Cyclical	448,122	-	-	448,122
Consumer Non-cyclical	2,445,058	-	-	2,445,058
Diversified Finance	29,172	-	-	29,172
Financial	27,554	-	-	27,554
Industrial	81,970	-	-	81,970
Total Common Stocks	3,576,328	-	-	3,576,328
Money Market Fund	26,270	-	-	26,270
Total Investments in Securities	$3,602,598	$-	$-	$3,602,598

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.